Performance Management	Jun. 20, 2025
Global Sustainable Listed Infrastructure Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.
The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Life of Fund returns are measured from the date the Fund’s shares were first sold (September 22, 2022).

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart shows the investment returns of the Fund’s Institutional Class shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
Performance Additional Market Index [Text]	The FTSE Global Core Infrastructure 50/50 Net Tax Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Bar Chart [Heading]	Total Returns as of December 31
Bar Chart Closing [Text Block]

Highest return for a quarter during the period of the bar chart above:	Q3 2024	13.97%
Lowest return for a quarter during the period of the bar chart above:	Q3 2023	(9.44)%
Year-to-date return for Institutional Class shares:	Q1 2025	5.71%

Year to Date Return, Label [Optional Text]	Year-to-date return for Institutional Class shares:
Bar Chart, Year to Date Return	5.71%
Bar Chart, Year to Date Return, Date	Mar. 31, 2025
Highest Quarterly Return, Label [Optional Text]	Highest return for a quarter during the period of the bar chart above:
Highest Quarterly Return	13.97%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Lowest return for a quarter during the period of the bar chart above:
Lowest Quarterly Return	(9.44%)
Lowest Quarterly Return, Date	Sep. 30, 2023
Performance Table Heading	Average Annual Total ReturnsFor the periods ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and would be different for the other share classes.
The MSCI ACWI Index NTR is the Fund's primary broad-based index and is included to meet the recently revised definition of “broad-based securities market index.” The FTSE Global Core Infrastructure 50/50 Net Tax Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.

Performance Availability Website Address [Text]	www.PrincipalAM.com
Global Macro Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
No performance information is shown below because the Fund has not yet had a calendar year of performance. The Bloomberg Global Aggregate Bond Index is the Fund's primary broad-based index and is included to meet the recently revised definition of "broad-based securities market index." The Bloomberg 1-3 Month U.S. Treasury Bill Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives. Performance information provides an indication of the risks of investing in the Fund. Past performance is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information at www.PrincipalAM.com.

Performance Past Does Not Indicate Future [Text]	Past performance is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	No performance information is shown below because the Fund has not yet had a calendar year of performance.
Performance Additional Market Index [Text]	The Bloomberg 1-3 Month U.S. Treasury Bill Index is included as an additional index for the Fund as it shows how the Fund’s performance compares with the returns of an index of funds with similar investment objectives.
Performance Availability Website Address [Text]	www.PrincipalAM.com